SHARE-BASED COMPENSATION - Plan Awards Activity (Details)		1 Months Ended			12 Months Ended
	Feb. 11, 2021 shares	Jan. 31, 2023 $ / shares shares	Jan. 31, 2023 ₽ / shares shares	Mar. 31, 2022 shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 ₽ / shares shares
Share options.
Options, Quantity
Outstanding at the beginning of the period (in shares)		2,895,300	2,895,300		2,895,300	2,895,300
Outstanding at the end of the period (in shares)					2,895,300	2,895,300
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share) | $ / shares		$ 44.32			$ 44.32
Outstanding at the end of the period (in dollars or euros per share) | $ / shares					$ 44.32
SARs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)		75,000	75,000		75,000	75,000
Outstanding at the end of the period (in shares)					75,000	75,000
SARs, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share) | $ / shares		$ 32.85			$ 32.85
Outstanding at the end of the period (in dollars per share) | $ / shares					$ 32.85
RSUs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)		11,939,720	11,939,720		11,939,720	11,939,720
Granted (in shares)		2,700,000	2,700,000	3,300,000	1,300,000	1,300,000
Forfeited (in shares)					(306,519)	(306,519)
Cancelled (in shares)					(4,608,186)	(4,608,186)
Outstanding at the end of the period (in shares)					7,025,015	7,025,015
PSUs
SARs and RSUs, Quantity
Outstanding at the beginning of the period (in shares)		171,979	171,979		171,979	171,979
Outstanding at the end of the period (in shares)					171,979	171,979
Synthetic Options And Business Units Equity Awards
Options, Quantity
Outstanding at the beginning of the period (in shares)		4,067,306	4,067,306		4,067,306	4,067,306
Granted (in shares)					2,163,779	2,163,779
Exercised (in shares)					(369,112)	(369,112)
Forfeited (in shares)					(237,752)	(237,752)
Cancelled (in shares)					(308,150)	(308,150)
Cancelled (in shares)					(309,475)	(309,475)
Outstanding at the end of the period (in shares)					5,314,746	5,314,746
Options, Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars or euros per share) | ₽ / shares			₽ 1,704.8			₽ 1,704.8
Granted (in dollars per share) | ₽ / shares						1,494.6
Exercised (in dollars per share) | ₽ / shares						879.0
Forfeited (in dollars per share) | ₽ / shares						1,659.6
Cancelled (in dollars per share) | ₽ / shares						4,426.4
Outstanding at the end of the period (in dollars or euros per share) | ₽ / shares						₽ 1,520.2
Self-Driving Group 2021 Equity Incentive Plan
SARs and RSUs, Quantity
Granted (in shares)	2,132,749
Self-Driving Group 2021 Equity Incentive Plan | RSUs
Options, Quantity
Outstanding at the beginning of the period (in shares)		2,103,533	2,103,533		2,103,533	2,103,533
Forfeited (in shares)					(28,000)	(28,000)
Outstanding at the end of the period (in shares)
SARs and RSUs, Quantity
Forfeited (in shares)					(28,000)	(28,000)
Outstanding at the end of the period (in shares)					2,075,533	2,075,533